Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2022 item shares	Dec. 31, 2021 item shares	Dec. 31, 2020 item shares
Loss Per Share
Weighted average number of outstanding shares | shares	26,811,357	22,437,301	20,909,673
Warrants exercisable | item	1,343,727	0	0